Business Combinations (Business Acquisition, Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Current Year Acquisitions [Member]	Dec. 31, 2012 Prior Year Acquisitions [Member]	Apr. 29, 2011 Family Comfort Hospice [Member]
Business Acquisition [Line Items]
Working capital					$ 382
Identifiable intangible assets			1,023	373	951
Goodwill	466,871	465,832	1,212	5,094	2,320
Other assets and liabilities - net			22	433	11
Assets total			$ 2,257	$ 5,900	$ 3,664